Unrecognized contractual commitments (excluding Orange Bank) - Purchase commitments (Details) € in Millions	Dec. 31, 2020 EUR (€)
Purchase commitment, handsets [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 568
Purchase commitment, transmission capacity [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,767
Purchase commitment, satellite transmission capacity [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	408
Purchase commitment, agreement on use of FTTH network [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	915
Purchase commitment, other goods and services [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	3,240
Purchase commitment, TowerCos site management [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	365
Purchase commitment, network maintenance [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	298
Purchase commitment, submarine cable maintenance [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	197
Purchase commitment, broadcasting rights [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	670
Purchase commitment, energy purchase commitments [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	279
Purchase commitment, Built-to-suit agreement commitments [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	248
Purchase commitment, commitments to partners in the field of sports [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 153